UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07643
                                                     ---------

                               Phoenix Pholios(SM)
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,            John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
          Hartford, CT 06103-2899                Hartford, CT 06103-2899
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                     Date of reporting period: July 31, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




--------------------------------------------------------------------------------
                                                                       [LOGO]
                                                                      PHOENIX
--------------------------------------------------------------------------------

                                                                ANNUAL REPORT

PHOENIX ASSET ALLOCATION PHOLIOS

Phoenix Wealth Accumulator PHOLIO

Phoenix Wealth Builder PHOLIO

Phoenix Wealth Guardian PHOLIO

PHOENIX DIVERSIFYING PHOLIOS

Phoenix Diversifier PHOLIO

                                         WOULDN'T YOU RATHER HAVE THIS DOCUMENT
                                         E-MAILED TO YOU?
TRUST NAME:                              ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX PHOLIOs(SM)  July 31, 2007       E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED     NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS

Message from the President ................................................    1
Glossary ..................................................................    2
Fund Composition Table ....................................................    3
Disclosure of Fund Expenses ...............................................    4
Phoenix Wealth Accumulator PHOLIO .........................................    5
Phoenix Wealth Builder PHOLIO .............................................   11
Phoenix Wealth Guardian PHOLIO ............................................   17
Phoenix Diversifier PHOLIO ................................................   23
Notes to Financial Statements .............................................   29
Report of Independent Registered Public Accounting Firm ...................   33
Board of Trustees' Consideration of Investment Advisory Agreements ........   34
Results of Shareholder Meetings ...........................................   36
Fund Management Tables ....................................................   38

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix PHOLIOs(SM) unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      We are pleased to provide this report for the fiscal year ended July 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

AUGUST 2007

GLOSSARY

DOW JONES-AIG COMMODITY INDEX

The Dow Jones-AIG Commodity Index is a broadly diversified index that tracks commodity futures.

EXCHANGE TRADED FUNDS (ETF)

Portfolios of stocks or bonds that track a specific market index.

FUND OF FUNDS

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

iSHARES

Represents shares of an open-end Exchange Traded Fund.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD INDEX

Measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. The index is calculated on a total return basis.

MSCI EAFE(R) INDEX

The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 2000(R) INDEX

The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX

The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

WEALTH BUILDER PHOLIO COMPOSITE INDEX

A composite index consisting of 80% S&P 500(R) Index and 20% Lehman Brothers Aggregate Bond Index.

WEALTH GUARDIAN PHOLIO COMPOSITE INDEX

A composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         COMPOSITION BY UNDERLYING FUND*
                 AS A PERCENTAGE OF TOTAL LONG TERM INVESTMENTS
                               AS OF JULY 31, 2007

                                                                        Wealth      Wealth    Wealth
                                                                     Accumulator   Builder   Guardian   Diversifier
                                                                        PHOLIO      PHOLIO    PHOLIO       PHOLIO
                                                                     -----------   -------   --------   -----------
iShares S&P GSSI Natural Resources Index Fund ....................        0.0%        0.0%      0.0%         9.7%
PowerShares DB Commodity Index Tracking Fund .....................        0.0%        0.0%      0.0%        16.0%
Phoenix Bond Fund Class A ........................................        0.0%        7.8%     16.3%         0.0%
Phoenix Capital Growth Fund Class A ..............................        8.0%        5.6%      4.6%         0.0%
Phoenix Dynamic Growth Fund Class A ..............................        5.0%        4.1%      2.9%         0.0%
Phoenix Foreign Opportunities Fund Class A .......................        8.4%        6.3%      4.3%         0.0%
Phoenix Global Utilities Fund Class A ............................        3.8%        4.1%      2.1%        25.9%
Phoenix Growth & Income Fund Class A .............................       14.6%       10.9%      8.5%         0.0%
Phoenix Growth Opportunities Fund Class A ........................        7.5%        5.8%      4.6%         0.0%
Phoenix Insight High Yield Bond Fund Class A .....................        0.0%        1.9%      3.8%         0.0%
Phoenix Institutional Bond Fund Class Y ..........................        0.0%        8.0%     15.2%         0.0%
Phoenix International Strategies Fund Class A ....................       12.7%        9.9%      7.8%         0.0%
Phoenix Market Neutral Fund Class A ..............................        6.9%        7.1%      6.4%        15.8%
Phoenix Mid-Cap Value Fund Class A ...............................        5.1%        4.0%      3.1%         0.0%
Phoenix Multi-Sector Short Term Bond Fund Class A ................        0.0%        2.1%      3.8%         9.6%
Phoenix Quality Small-Cap Fund Class A ...........................        2.3%        1.9%      1.5%         0.0%
Phoenix Real Estate Securities Fund Class A ......................        4.2%        3.9%      1.9%        23.0%
Phoenix Small-Cap Growth Fund Class A ............................        2.5%        2.0%      1.5%         0.0%
Phoenix Small-Cap Sustainable Growth Fund Class A ................        2.3%        1.9%      1.5%         0.0%
Phoenix Small-Cap Value Fund Class A .............................        2.4%        1.9%      1.5%         0.0%
Phoenix Value Opportunities Fund Class A .........................       14.3%       10.8%      8.7%         0.0%
                                                                        -----       -----     -----        -----
   Total .........................................................      100.0%      100.0%    100.0%       100.0%
                                                                        =====       =====     =====        =====

* Table represents each PHOLIO's holdings in the underlying funds as a percentage of total investments. Financial information and investment strategies for the underlying affiliated funds may be obtained at www.PhoenixFunds.com.

PHOENIX PHOLIOS

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF FEBRUARY 1, 2007 TO JULY 31, 2007)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix PHOLIOs, you incur two types of costs: (1) transaction costs, including sales charges on purchase of Class A Shares and contingent deferred sales charges on Class C Shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix PHOLIO and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following expense tables illustrate your Fund's costs in two ways.

ACTUAL EXPENSES

      This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
-----------------------------------------------------------------------------------------
                                           Beginning     Ending                 Expenses
                                            Account     Account    Annualized     Paid
                                             Value       Value       Expense     During
                                             2/1/07     7/31/07       Ratio      Period*
-----------------------------------------------------------------------------------------
WEALTH ACCUMULATOR PHOLIO
-----------------------------------------------------------------------------------------
ACTUAL
Class A ................................   $1,000.00   $1,036.70      0.07%       $0.35
Class C ................................    1,000.00    1,032.50      0.81         4.08

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ................................    1,000.00    1,024.44      0.07         0.35
Class C ................................    1,000.00    1,020.73      0.81         4.07
-----------------------------------------------------------------------------------------
WEALTH BUILDER PHOLIO
-----------------------------------------------------------------------------------------
ACTUAL
Class A ................................   $1,000.00   $1,028.30      0.06%       $0.30
Class C ................................    1,000.00    1,024.80      0.81         4.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ................................    1,000.00    1,024.49      0.06         0.30
Class C ................................    1,000.00    1,020.73      0.81         4.07
-----------------------------------------------------------------------------------------
WEALTH GUARDIAN PHOLIO
-----------------------------------------------------------------------------------------
ACTUAL
Class A ................................   $1,000.00   $1,026.30      0.07%       $0.35
Class C ................................    1,000.00    1,022.70      0.81         4.06

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ................................    1,000.00    1,024.44      0.07         0.35
Class C ................................    1,000.00    1,020.73      0.81         4.07
-----------------------------------------------------------------------------------------
DIVERSIFIER PHOLIO
-----------------------------------------------------------------------------------------
ACTUAL
Class A ................................   $1,000.00   $  984.60      0.27%       $1.33
Class C ................................    1,000.00      981.40      1.02         5.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ................................    1,000.00    1,023.44      0.27         1.36
Class C ................................    1,000.00    1,019.67      1.02         5.12
----------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
      (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

      YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX WEALTH ACCUMULATOR PHOLIO

VIEWPOINT FROM THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA

For the Fund's fiscal year ended July 31, 2007,

      o     Class A shares returned 16.75%;

      o     Class C shares returned 15.85%;

      o     the S&P 500(R) Index, a broad-based equity index, returned 16.13%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: During the fund's fiscal year, equity markets performed very well. The Standard & Poor's 500 index rose over 16%, while the Russell 2000 Index of small capitalization stocks rose over 13%. International markets had outstanding performance as the MSCI EAFE Index rose 24.4% in the fiscal year. One of the only negative sectors of equity performance was the REIT market which fell slightly in the fiscal year.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The fund's substantial exposure to equity markets drove performance during the fiscal year. The Fund benefited from a diversified exposure to both U.S. and foreign equities, and large, mid and small capitalization styles. Performance was negatively impacted by allocations to a market neutral fund and a small allocation to a REIT fund.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Wealth Accumulator PHOLIO

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 7/31/07
--------------------------------------------------------------------------------

                                             INCEPTION          INCEPTION
                                   1 YEAR   TO 7/31/07            DATE
                                  -------   ----------          ---------
Class A Shares at NAV 2            16.75%     12.27%             8/4/05
Class A Shares at POP 3,4          10.04       8.97              8/4/05
Class C Shares at NAV 2            15.85      11.39              8/4/05
Class C Shares with CDSC 4         15.85      11.39              8/4/05
S&P 500(R) Index                   16.13      10.60              8/4/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/4/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Phoenix Wealth           Phoenix Wealth
                     Accumulator PHOLIO(SM)    Accumulator PHOLIO(SM)
                             Class A                   Class C           S&P 500(R) Index
 8/4/2005                   $  9,425                  $ 10,000               $ 10,000
7/31/2006                   $ 10,162                  $ 10,697               $ 10,522
7/31/2007                   $ 11,864                  $ 12,393               $ 12,219

For information regarding the index, see the glossary on page 2.

Phoenix Wealth Accumulator PHOLIO

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION                                               7/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

 Domestic Equity Funds                                                       75%

 Foreign Equity Funds                                                        25

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007

                                                      SHARES       VALUE
                                                     --------   ------------
MUTUAL FUNDS--99.7%

DOMESTIC EQUITY FUNDS(c)--74.8%
Phoenix Capital Growth Fund Class A(b) ...........     59,986   $  1,000,571
Phoenix Dynamic Growth Fund Class A(b) ...........     50,687        624,461
Phoenix Growth & Income Fund Class A .............    103,098      1,838,240
Phoenix Growth Opportunities Fund Class A(b) .....     66,043        948,384
Phoenix Market Neutral Fund Class A ..............     79,714        864,099
Phoenix Mid-Cap Value Fund Class A ...............     24,507        647,721
Phoenix Quality Small-Cap Fund Class A ...........     25,291        287,052
Phoenix Real Estate Securities Fund Class A ......     17,369        528,718
Phoenix Small-Cap Growth Fund Class A(b) .........      8,752        318,577

Phoenix Small-Cap Sustainable Growth Fund
Class A(b) .......................................     28,802        291,184

Phoenix Small-Cap Value Fund Class A .............     18,226        295,809
Phoenix Value Opportunities Fund Class A .........    139,219      1,797,312
                                                                ------------
                                                                   9,442,128
                                                                ------------

                                                      SHARES       VALUE
                                                     --------   ------------
FOREIGN EQUITY FUNDS(c)--24.9%
Phoenix Foreign Opportunities Fund Class A .......     40,121   $  1,061,595
Phoenix Global Utilities Fund Class A ............     38,002        483,383
Phoenix International Strategies Fund Class A ....    104,275      1,593,324
                                                                ------------
                                                                   3,138,302
                                                                ------------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $11,706,874)                                     12,580,430
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $11,706,874)                                     12,580,430(a)
Other assets and liabilities, net--0.3%                               42,692
                                                                ------------
NET ASSETS--100.0%                                              $ 12,623,122
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $941,769 and gross depreciation of $102,733 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $11,741,394.

(b)   Non-income producing.

(c)   Affiliated Fund.


                       See Notes to Financial Statements                       7

Phoenix Wealth Accumulator PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2007

ASSETS
Investment in affiliated funds at value
   (Identified cost $11,706,874)                                   $ 12,580,430
Cash                                                                     58,038
Receivables
   Receivable from adviser                                                6,234
   Fund shares sold                                                       3,335
Trustee retainer                                                             56
Prepaid expenses                                                          7,549
Other assets                                                                980
                                                                   ------------
      Total assets                                                   12,656,622
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                                4,134
   Professional fee                                                      19,760
   Distribution and service fees                                          2,534
   Transfer agent fee                                                     2,483
   Trustee deferred compensation plan                                       980
   Administration fee                                                       898
   Other accrued expenses                                                 2,711
                                                                   ------------
      Total liabilities                                                  33,500
                                                                   ------------
NET ASSETS                                                         $ 12,623,122
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 11,602,600
Undistributed net investment income                                      40,382
Accumulated net realized gain                                           106,584
Net unrealized appreciation                                             873,556
                                                                   ------------
NET ASSETS                                                         $ 12,623,122
                                                                   ============

CLASS A
Net asset value per share (net assets/shares outstanding)          $      12.16
Maximum offering price per share $12.16/(1-5.75%)                  $      12.90
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              724,198
Net Assets                                                         $  8,805,576

CLASS C
Net asset value and offering price per share                       $      12.09
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              315,678
Net Assets                                                         $  3,817,546

                             STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
Income distributions received from affiliated funds                $     77,662
Interest                                                                  4,021
                                                                   ------------
   Total investment income                                               81,683
                                                                   ------------
EXPENSES
Investment advisory fee                                                   9,688
Distribution and service fees, Class C                                   25,876
Administration fee                                                        8,021
Transfer agent                                                           16,478
Registration                                                             24,509
Professional                                                             23,229
Custodian                                                                 9,383
Printing                                                                  2,988
Trustees                                                                  1,992
Miscellaneous                                                             1,580
                                                                   ------------
   Total expenses                                                       123,744
Less expenses reimbursed by investment adviser                          (91,380)
Custodian fees paid indirectly                                           (1,423)
                                                                   ------------
   Net expenses                                                          30,941
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                             50,742
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds          (241,878)
Capital gain distributions received from affiliated funds               613,165
Net change in unrealized appreciation (depreciation) on
   investments from affiliated funds                                    794,254
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                  1,165,541
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $  1,216,283
                                                                   ============


8                       See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    From Inception
                                                                                                    Year Ended    August 4, 2005 to
                                                                                                  July 31, 2007      July 31, 2006
                                                                                                  -------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $      50,742   $           9,731
   Net realized gain (loss)                                                                             371,287              12,193
   Net change in unrealized appreciation (depreciation)                                                 794,254              79,302
                                                                                                  -------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        1,216,283             101,226
                                                                                                  -------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                      (189,641)             (6,985)
   Net investment income, Class C                                                                       (74,217)             (1,149)
   Net realized short-term gains, Class A                                                                  (106)                 --
   Net realized short-term gains, Class C                                                                   (58)                 --
   Net realized long-term gains, Class A                                                                (15,689)                 --
   Net realized long-term gains, Class C                                                                 (9,142)                 --
                                                                                                  -------------   -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (288,853)             (8,134)
                                                                                                  -------------   -----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (472,061 and 324,331 shares, respectively)                           5,598,753           3,409,647
   Net asset value of shares issued from reinvestment of distributions (16,703 and 421 shares,
      respectively)                                                                                     197,379               4,371
   Cost of shares repurchased (63,594 and 25,724 shares, respectively)                                 (735,444)           (273,919)
                                                                                                  -------------   -----------------
Total                                                                                                 5,060,688           3,140,099
                                                                                                  -------------   -----------------
CLASS C
   Proceeds from sales of shares (161,587 and 230,141 shares, respectively)                           1,863,220           2,430,767
   Net asset value of shares issued from reinvestment of distributions (6,343 and 41 shares,
      respectively)                                                                                      73,479                 428
   Cost of shares repurchased (75,010 and 7,424 shares, respectively)                                  (888,145)            (77,936)
                                                                                                  -------------   -----------------
Total                                                                                                 1,048,554           2,353,259
                                                                                                  -------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                          6,109,242           5,493,358
                                                                                                  -------------   -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                              7,036,672           5,586,450

NET ASSETS
   Beginning of period                                                                                5,586,450                  --
                                                                                                  -------------   -----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $40,382
      AND $4,289, RESPECTIVELY)                                                                   $  12,623,122   $       5,586,450
                                                                                                  =============   =================


                       See Notes to Financial Statements                       9

Phoenix Wealth Accumulator PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                                         ---------------------------------
                                                                                           FROM INCEPTION
                                                                          YEAR ENDED     AUGUST 4, 2005 TO
                                                                         JULY 31, 2007     JULY 31, 2006
                                                                         -------------   -----------------
Net asset value, beginning of period                                       $  10.73        $  10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                             0.10            0.07
   Capital gain distributions received from affiliated funds(3)                0.76            0.11
   Net realized and unrealized gain (loss)                                     0.92            0.60
                                                                           --------        --------
      TOTAL FROM INVESTMENT OPERATIONS                                         1.78            0.78
                                                                           --------        --------
LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.32)          (0.05)
   Distributions from net realized gains                                      (0.03)             --
                                                                           --------        --------
      TOTAL DISTRIBUTIONS                                                     (0.35)          (0.05)
                                                                           --------        --------
Change in net asset value                                                      1.43            0.73
                                                                           --------        --------
NET ASSET VALUE, END OF PERIOD                                             $  12.16        $  10.73
                                                                           ========        ========
Total return(1)                                                               16.75%           7.82%(6)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                   $  8,806        $  3,208
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                   0.06%           0.09%(4)(5)
   Gross operating expenses(2)                                                 0.97%           7.43%(5)
   Net investment income (loss)                                                0.79%           0.63%(5)
Portfolio turnover                                                               50%             13%(6)

                                                                                      CLASS C
                                                                         ---------------------------------
                                                                                          FROM INCEPTION
                                                                           YEAR ENDED    AUGUST 4, 2005 TO
                                                                         JULY 31, 2007     JULY 31, 2006
                                                                         -------------   -----------------
Net asset value, beginning of period                                       $  10.68        $  10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                               --(7)        (0.01)
   Capital gain distributions received from affiliated funds(3)                0.74            0.10
   Net realized and unrealized gain (loss)                                     0.94            0.61
                                                                           --------        --------
      TOTAL FROM INVESTMENT OPERATIONS                                         1.68            0.70
                                                                           --------        --------
LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.24)          (0.02)
   Distributions from net realized gains                                      (0.03)             --
                                                                           --------        --------
      TOTAL DISTRIBUTIONS                                                     (0.27)          (0.02)
                                                                           --------        --------
Change in net asset value                                                      1.41            0.68
                                                                           --------        --------
NET ASSET VALUE, END OF PERIOD                                             $  12.09        $  10.68
                                                                           ========        ========
Total return(1)                                                               15.85%           6.97 %(6)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                   $  3,818        $  2,379
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                   0.80%           0.83 %(4)(5)
   Gross operating expenses(2)                                                 1.79%           8.19 %(5)
   Net investment income (loss)                                                0.04%          (0.12)%(5)
Portfolio turnover                                                               50%             13 %(6)

(1)   Sales charges are not reflected in the total return calculation.

(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Computed using average shares outstanding.

(4)   Represents blended net expense ratio.

(5)   Annualized.

(6)   Not annualized.

(7)   Amount is less than $0.01.


10                      See Notes to Financial Statements

PHOENIX WEALTH BUILDER PHOLIO

VIEWPOINT FROM THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA

For the Fund's fiscal year ended July 31, 2007,

      o     Class A shares returned 14.16%;

      o     Class C shares returned 13.29%;

      o     the S&P (500)(R) Index, a broad-based equity index, returned 16.13%;

      o the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.58%;

      o the Wealth Builder PHOLIO Composite Index (80% S&P(R) Index and 20% Lehman Brothers Aggregate Bond Index), the PHOLIO's style-specific benchmark, returned 14.01%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: During the fund's fiscal year, equity markets performed very well. The Standard & Poor's 500 index rose over 16%, while the Russell 2000 Index of small capitalization stocks rose over 13%. International markets had outstanding performance as the MSCI EAFE Index rose 24.4% in the fiscal year. One of the only negative sectors of equity performance was the REIT market which fell slightly in the fiscal year.

      In the fixed income markets, returns were in the solid single digits. The Lehman Brothers Aggregate bond index posted a return of 5.58% for the fiscal year, while the Lehman Brothers High Yield index returned 6.56%. Interest rates, as measured by U.S. treasury security yields, fell between 15 and 40 basis points during the fiscal year.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The fund's substantial exposure to equity markets drove performance during the fiscal year. The Fund benefited from a diversified exposure to both U.S. and foreign equities, and large, mid and small capitalization styles. Equity market returns around the globe were quite strong as described above. The Fund's performance was negatively impacted by an allocation to a market neutral fund and a small allocation to a REIT fund. The fund also contains a 20% targeted allocation to fixed income funds. Given the lower returns in the fixed income markets, the Fund's performance reflects the blend of both equity and fixed income returns.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Wealth Builder PHOLIO

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 7/31/07
--------------------------------------------------------------------------------

                                                          INCEPTION   INCEPTION
                                             1 YEAR      TO 7/31/07      DATE
                                             -------     ----------   ----------
   Class A Shares at NAV 2                    14.16%        10.35%      8/1/03
   Class A Shares at POP 3,4                   7.59          8.73       8/1/03
   Class C Shares at NAV 2                    13.29          9.54       8/1/03
   Class C Shares with CDSC 4                 13.29          9.54       8/1/03
   S&P 500(R) Index                           16.13         12.39       8/1/03
   Lehman Brothers Aggregate Bond Index        5.58          4.17       8/1/03
   Wealth Builder PHOLIO(SM) Composite Index  14.01         10.77       8/1/03

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Phoenix Wealth Builder   Phoenix Wealth Builder                      Lehman Brothers Aggregate  Wealth Builder PHOLIO(SM)
             PHOLIO(SM) Class A       PHOLIO(SM) Class C     S&P 500(R) Index          Bond Index              Composite Index
 8/1/2003          $ 9,425                 $10,000               $10,000                $10,000                    $10,000
7/30/2004          $10,357                 $10,903               $11,433                $10,489                    $11,247
7/29/2005          $11,576                 $12,104               $13,038                $10,992                    $12,620
7/31/2006          $12,243                 $12,709               $13,740                $11,152                    $13,203
7/31/2007          $13,976                 $14,398               $15,957                $11,774                    $15,054

For information regarding the indexes, see the glossary on page 2.

Phoenix Wealth Builder PHOLIO

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION                                               7/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity Funds                                                        60%
Foreign Equity Funds                                                         20
Domestic Fixed Income Funds                                                  20

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007

                                                      SHARES        VALUE
                                                    ---------   -------------
MUTUAL FUNDS--99.9%

DOMESTIC EQUITY FUNDS(c)--59.8%
Phoenix Capital Growth Fund Class A(b) ..........     444,894   $   7,420,837
Phoenix Dynamic Growth Fund Class A(b) ..........     445,614       5,489,961
Phoenix Growth & Income Fund Class A ............     808,064      14,407,784
Phoenix Growth Opportunities Fund Class A(b) ....     537,747       7,722,041
Phoenix Market Neutral Fund Class A .............     869,156       9,421,651
Phoenix Mid-Cap Value Fund Class A ..............     200,370       5,295,772
Phoenix Quality Small-Cap Fund Class A ..........     218,291       2,477,602
Phoenix Real Estate Securities Fund Class A .....     171,041       5,206,500
Phoenix Small-Cap Growth Fund Class A(b) ........      73,712       2,683,109

Phoenix Small-Cap Sustainable Growth Fund
Class A(b) ......................................     247,913       2,506,398

Phoenix Small-Cap Value Fund Class A ............     153,569       2,492,425
Phoenix Value Opportunities Fund Class A ........   1,111,928      14,354,989
                                                                -------------
                                                                   79,479,069
                                                                -------------
FOREIGN EQUITY FUNDS(c)--20.3%
Phoenix Foreign Opportunities Fund Class A ......     316,366       8,371,039
Phoenix Global Utilities Fund Class A ...........     425,554       5,413,051
Phoenix International Strategies Fund Class A ...     863,714      13,197,544
                                                                -------------
                                                                   26,981,634
                                                                -------------

                                                      SHARES        VALUE
                                                    ---------   -------------
DOMESTIC FIXED INCOME FUNDS(c)--19.8%
Phoenix Bond Fund Class A .......................   1,032,196   $  10,404,535
Phoenix Insight High Yield Bond Fund Class A ....     208,984       2,493,180
Phoenix Institutional Bond Fund Class Y .........     346,218      10,580,413

Phoenix Multi-Sector Short Term Bond Fund
Class A .........................................     588,498       2,748,288
                                                                -------------
                                                                   26,226,416
                                                                -------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $117,240,038)                                    132,687,119
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $117,240,038)                                    132,687,119
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)
                                                    ---------
SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
Lockhart Funding LLC 5.38%,8/1/07................   $     422         422,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $422,000)                                            422,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $117,662,038)                                    133,109,119(a)

Other assets and liabilities, net--(0.2)%                            (202,997)
                                                                -------------
NET ASSETS--100.0%                                              $ 132,906,122
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,737,153 and gross depreciation of $1,628,859 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $118,000,825.

(b)   Non-income producing.

(c)   Affiliated Funds.

(d)   The rate shown is the discount rate.


                        See Notes to Financial Statements                     13

Phoenix Wealth Builder PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2007

ASSETS
Investment in affiliated funds at value
   (Identified cost $117,240,038)                                  $132,687,119
Investment securities at value
   (Identified cost $422,000)                                           422,000
Cash                                                                        525
Receivables
   Fund shares sold                                                      79,959
   Dividends                                                             26,970
   Receivable from adviser                                               16,175
Trustee retainer                                                            663
Prepaid expenses                                                         28,192
Other assets                                                             24,629
                                                                   ------------
      Total assets                                                  133,286,232
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              212,727
   Investment securities purchased                                       27,293
   Distribution and service fees                                         50,421
   Trustee deferred compensation plan                                    24,629
   Transfer agent fee                                                    22,859
   Professional fee                                                      20,034
   Administration fee                                                     9,735
   Other accrued expenses                                                12,412
                                                                   ------------
      Total liabilities                                                 380,110
                                                                   ------------
NET ASSETS                                                         $132,906,122
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $111,276,669
Undistributed net investment income                                     242,496
Accumulated net realized gain                                         5,939,876
Net unrealized appreciation                                          15,447,081
                                                                   ------------
NET ASSETS                                                         $132,906,122
                                                                   ============
CLASS A
Net asset value per share (net assets/shares outstanding)          $      12.91
Maximum offering price per share $12.91/(1-5.75%)                  $      13.70
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            4,403,451
Net Assets                                                         $ 56,856,696

CLASS C
Net asset value and offering price per share                       $      12.85
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            5,916,448
Net Assets                                                         $ 76,049,426

                             STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
Income distributions received from affiliated funds                $  2,111,719
Interest                                                                 14,973
                                                                   ------------
      Total investment income                                         2,126,692
                                                                   ------------
EXPENSES
Investment advisory fee                                                 133,557
Distribution and service fees, Class C                                  580,537
Administration fee                                                      110,573
Transfer agent                                                          171,544
Printing                                                                 89,018
Registration                                                             38,448
Professional                                                             23,676
Trustees                                                                 12,721
Custodian                                                                 8,634
Miscellaneous                                                            16,768
                                                                   ------------
      Total expenses                                                  1,185,476
Less expenses reimbursed by investment adviser                         (531,051)
Custodian fees paid indirectly                                             (137)
                                                                   ------------
      Net expenses                                                      654,288
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                          1,472,404
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds         2,613,097
Capital gain distributions received from affiliated funds             6,283,528
Net change in unrealized appreciation (depreciation) on
   investments from affiliated funds                                  6,637,377
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                 15,534,002
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ 17,006,406
                                                                   ============


14                      See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Year Ended      Year Ended
                                                                                         July 31, 2007   July 31, 2006
                                                                                         -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                                                          $   1,472,404   $   1,014,052
   Net realized gain (loss)                                                                  8,896,625       8,867,323
   Net change in unrealized appreciation (depreciation)                                      6,637,377      (3,103,386)
                                                                                         -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              17,006,406       6,777,989
                                                                                         -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (1,832,339)       (659,079)
   Net investment income, Class C                                                           (1,954,692)       (448,891)
   Net realized short-term gains, Class A                                                     (200,142)       (458,875)
   Net realized short-term gains, Class C                                                     (277,110)       (764,786)
   Net realized long-term gains, Class A                                                      (757,060)     (2,355,289)
   Net realized long-term gains, Class C                                                    (1,048,198)     (3,925,451)
                                                                                         -------------   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (6,069,541)     (8,612,371)
                                                                                         -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (919,380 and 1,375,701 shares, respectively)               11,761,299      16,432,872
   Net asset value of shares issued from reinvestment of distributions (200,805 and
      212,039 shares, respectively)                                                          2,527,941       2,460,025
   Cost of shares repurchased (1,071,312 and 1,206,100 shares, respectively)               (13,739,867)    (14,395,918)
                                                                                         -------------   -------------
Total                                                                                          549,373       4,496,979
                                                                                         -------------   -------------
CLASS C
   Proceeds from sales of shares (734,493 and 1,233,328 shares, respectively)                9,312,700      14,581,264
   Net asset value of shares issued from reinvestment of distributions (215,361 and
      163,141 shares, respectively)                                                          2,681,483       1,884,371
   Cost of shares repurchased (1,384,202 and 2,058,744 shares, respectively)               (17,498,032)    (24,420,364)
                                                                                         -------------   -------------
Total                                                                                       (5,503,849)     (7,954,729)
                                                                                         -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (4,954,476)     (3,457,750)
                                                                                         -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     5,982,389      (5,292,132)

NET ASSETS
   Beginning of period                                                                     126,923,733     132,215,865
                                                                                         -------------   -------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $242,496 AND
      $86,452, RESPECTIVELY)                                                             $ 132,906,122   $ 126,923,733
                                                                                         =============   =============


                        See Notes to Financial Statements                     15

Phoenix Wealth Builder PHOLIO

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                                  ---------------------------------------------
                                                                                YEAR ENDED JULY 31
                                                                  ---------------------------------------------
                                                                    2007       2006          2005         2004
Net asset value, beginning of period                              $  11.89   $  12.07      $  10.89     $  10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.20       0.15          0.11         0.12
   Capital gain distributions received from affiliated funds(3)       0.60       0.12          0.07         0.01
   Net realized and unrealized gain (loss)                            0.86       0.40          1.10         0.86
                                                                  --------   --------      --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                                1.66       0.67          1.28         0.99
                                                                  --------   --------      --------     --------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.42)     (0.16)        (0.10)       (0.10)
   Distributions from net realized gains                             (0.22)     (0.69)           --(5)        --
                                                                  --------   --------      --------     --------
      TOTAL DISTRIBUTIONS                                            (0.64)     (0.85)        (0.10)       (0.10)
                                                                  --------   --------      --------     --------
Change in net asset value                                             1.02      (0.18)         1.18         0.89
                                                                  --------   --------      --------     --------
NET ASSET VALUE, END OF PERIOD                                    $  12.91   $  11.89      $  12.07     $  10.89
                                                                  ========   ========      ========     ========
Total return(1)                                                      14.16%      5.76%        11.76%        9.89%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $ 56,857   $ 51,755      $ 47,934     $ 29,566
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.06%      0.20%(4)      0.40%        0.40%
   Gross operating expenses(2)                                        0.45%      0.45%         0.45%        0.77%
   Net investment income                                              1.54%      1.25%         0.93%        1.11%
Portfolio turnover                                                      43%        74%            4%           0%

                                                                                     CLASS C
                                                                  ---------------------------------------------
                                                                                YEAR ENDED JULY 31
                                                                  ---------------------------------------------
                                                                    2007       2006          2005         2004
Net asset value, beginning of period                              $  11.84   $  12.02      $  10.86     $  10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.10       0.06          0.02         0.04
   Capital gain distributions received from affiliated funds(3)       0.60       0.12          0.07         0.01
   Net realized and unrealized gain (loss)                            0.86       0.40          1.10         0.85
                                                                  --------   --------      --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                                1.56       0.58          1.19         0.90
                                                                  --------   --------      --------     --------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.33)     (0.07)        (0.03)       (0.04)
   Distributions from net realized gains                             (0.22)     (0.69)           --(5)        --
                                                                  --------   --------      --------     --------
      TOTAL DISTRIBUTIONS                                            (0.55)     (0.76)        (0.03)       (0.04)
                                                                  --------   --------      --------     --------
Change in net asset value                                             1.01      (0.18)         1.16         0.86
                                                                  --------   --------      --------     --------
NET ASSET VALUE, END OF PERIOD                                    $  12.85   $  11.84      $  12.02     $  10.86
                                                                  ========   ========      ========     ========
Total return(1)                                                      13.29%      4.99%        11.01%        9.03%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $ 76,049   $ 75,168      $ 84,281     $ 58,012
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.80%      0.96%(4)      1.15%        1.15%
   Gross operating expenses(2)                                        1.20%      1.19%         1.20%        1.47%
   Net investment income                                              0.79%      0.48%         0.19%        0.34%
Portfolio turnover                                                      43%        74%            4%           0%

(1)   Sales charges are not reflected in the total return calculation.

(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Computed using average shares outstanding.

(4)   Represents blended net expense ratio.

(5)   Amount is less than $0.01.


16                       See Notes to Financial Statements

PHOENIX WEALTH GUARDIAN PHOLIO

VIEWPOINT FROM THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA

For the Fund's fiscal year ended July 31, 2007,

      o     Class A shares returned 11.82%;

      o     Class C shares returned 10.90%;

      o     the S&P 500(R) Index, a broad-based equity index, returned 16.13%;

      o the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.58%;

      o the Wealth Guardian PHOLIO Composite Index (60% S&P 500(R) Index and 40% Lehman Brothers Aggregate Bond Index), the PHOLIO's style-specific benchmark, returned 11.90%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: During the fund's fiscal year, equity markets performed very well. The Standard & Poor's 500 index rose over 16%, while the Russell 2000 Index of small capitalization stocks rose over 13%. International markets had outstanding performance as the MSCI EAFE Index rose 24.4% in the fiscal year. One of the only negative sectors of equity performance was the REIT market which fell slightly in the fiscal year.

      In the fixed income markets, returns were in the solid single digits. The Lehman Brothers Aggregate bond index posted a return of 5.58% for the fiscal year, while the Lehman Brothers High Yield index returned 6.56%. Interest rates, as measured by U.S. treasury security yields, fell between 15 and 40 basis points during the fiscal year.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund's performance reflected its blend of 60% equity fund investments and 40% fixed income fund investments. The Fund benefited most from a diversified exposure to both U.S. and foreign equities, and large, mid and small capitalization styles. Returns in equity markets outpaced fixed income returns as described above. The Fund's performance was negatively impacted by an allocation to a market neutral fund and a small allocation to a REIT fund. While fixed income returns were lower than equity market returns, they were still positive and added to the Fund's performance.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Wealth Guardian PHOLIO

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 7/31/07
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                                                 1 YEAR   TO 7/31/07     DATE
                                                 ------   ----------   ---------
   Class A Shares at NAV 2                       11.82%      8.75%       8/1/03
   Class A Shares at POP 3,4                      5.39       7.15        8/1/03
   Class C Shares at NAV 2                       10.90       7.93        8/1/03
   Class C Shares with CDSC 4                    10.90       7.93        8/1/03
   S&P 500(R) Index                              16.13      12.39        8/1/03
   Lehman Brothers Aggregate Bond Index           5.58       4.17        8/1/03
   Wealth Guardian PHOLIO(SM) Composite Index    11.90       9.13        8/1/03

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Phoenix Wealth       Phoenix Wealth                     Lehman Brothers     Wealth Guardian
            Guardian PHOLIO(SM)   Guardian PHOLIO(SM)     S&P 500(R)   Aggregate Bond    PHOLIO(SM) Composite
                  Class A               Class C             Index           Index                Index
 8/1/2003         $  9,425              $ 10,000           $ 10,000        $ 10,000            $ 10,000
7/30/2004         $ 10,287              $ 10,829           $ 11,433        $ 10,489            $ 11,060
7/29/2005         $ 11,289              $ 11,808           $ 13,038        $ 10,992            $ 12,206
7/31/2006         $ 11,789              $ 12,237           $ 13,740        $ 11,152            $ 12,676
7/31/2007         $ 13,182              $ 13,570           $ 15,957        $ 11,774            $ 14,184

For information regarding the indexes, see the glossary on page 2.

Phoenix Wealth Guardian PHOLIO

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION                                               7/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity Funds                                                        47%
Domestic Fixed Income Funds                                                  39
Foreign Equity Funds                                                         14

                           SCHEDULE OF INVESTMENTS
                               JULY 31, 2007

                                                       SHARES        VALUE
                                                     ----------   -----------
MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--46.5%
Phoenix Capital Growth Fund Class A(b) ...........      168,153   $ 2,804,797
Phoenix Dynamic Growth Fund Class A(b) ...........      144,849     1,784,539
Phoenix Growth & Income Fund Class A .............      293,630     5,235,431
Phoenix Growth Opportunities Fund Class A(b) .....      194,612     2,794,624
Phoenix Market Neutral Fund Class A ..............      359,395     3,895,836
Phoenix Mid-Cap Value Fund Class A ...............       71,949     1,901,608
Phoenix Quality Small-Cap Fund Class A ...........       79,272       899,742
Phoenix Real Estate Securities Fund Class A ......       39,157     1,191,951
Phoenix Small-Cap Growth Fund Class A(b) .........       25,701       935,505

Phoenix Small-Cap Sustainable Growth Fund
Class A(b) .......................................       89,988       909,774

Phoenix Small-Cap Value Fund Class A .............       58,232       945,101
Phoenix Value Opportunities Fund Class A .........      415,696     5,366,639
                                                                  -----------
                                                                   28,665,547
                                                                  -----------
FOREIGN EQUITY FUNDS(c)--14.1%
Phoenix Foreign Opportunities Fund Class A .......       99,458     2,631,652
Phoenix Global Utilities Fund Class A ............      100,188     1,274,395
Phoenix International Strategies Fund Class A ....      312,829     4,780,020
                                                                  -----------
                                                                    8,686,067
                                                                  -----------

                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC FIXED INCOME FUNDS(c)--39.0%
Phoenix Bond Fund Class A ........................      989,222   $ 9,971,358
Phoenix Insight High Yield Bond Fund Class A .....      197,450     2,355,575
Phoenix Institutional Bond Fund Class Y ..........      305,401     9,333,045

Phoenix Multi-Sector Short Term Bond Fund
Class A ..........................................      505,294     2,359,722
                                                                  -----------
                                                                   24,019,700
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $56,701,574)                                      61,371,314
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $56,701,574)                                      61,371,314
-----------------------------------------------------------------------------

                                                     PAR VALUE
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
UBS Finance Delaware LLC 5.33%, 8/1/07                    $ 165       165,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $165,000)                                            165,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $56,866,574)                                      61,536,314(a)
Other assets and liabilities, net--0.1%                                54,455
                                                                  -----------
NET ASSETS--100.0%                                                $61,590,769
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,482,577 and gross depreciation of $1,070,825 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $57,124,562.

(b)   Non-income producing.

(c)   Affiliated Fund.

(d)   The rate shown is the discount rate.


                      See Notes to Financial Statements                       19

Phoenix Wealth Guardian PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2007

ASSETS
Investment in affiliated funds at value
   (Identified cost $56,701,574)                                   $ 61,371,314
Investment securities at value
   (Identified cost $165,000)                                           165,000
Cash                                                                      2,601
Receivables
   Investment securities sold                                           222,957
   Dividends                                                             23,391
   Receivable from adviser                                                9,956
   Fund shares sold                                                       2,252
Trustee retainer                                                            302
Prepaid expenses                                                         20,066
Other assets                                                             11,186
                                                                   ------------
      Total assets                                                   61,829,025
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              142,415
   Investment securities purchased                                       24,849
   Distribution and service fees                                         21,243
   Professional fee                                                      19,869
   Trustee deferred compensation plan                                    11,186
   Transfer agent fee                                                     8,326
   Administration fee                                                     4,439
   Other accrued expenses                                                 5,929
                                                                   ------------
      Total liabilities                                                 238,256
                                                                   ------------
NET ASSETS                                                         $ 61,590,769
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 55,043,977
Undistributed net investment income                                     234,173
Accumulated net realized gain                                         1,642,879
Net unrealized appreciation                                           4,669,740
                                                                   ------------
NET ASSETS                                                         $ 61,590,769
                                                                   ============
CLASS A
Net asset value per share (net assets/shares outstanding)          $      12.02
Maximum offering price per share $12.02/(1-5.75%)                  $      12.75
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            2,438,778
Net Assets                                                         $ 29,304,370
CLASS C
Net asset value and offering price per share                       $      12.00
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            2,690,498
Net Assets                                                         $ 32,286,399

                            STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
Income distributions received from affiliated funds                $  1,398,952
Interest                                                                 12,990
                                                                   ------------
      Total investment income                                         1,411,942
                                                                   ------------
EXPENSES
Investment advisory fee                                                  60,531
Distribution and service fees, Class C                                  249,915
Administration fee                                                       50,084
Transfer agent                                                           60,567
Printing                                                                 36,918
Registration                                                             27,449
Professional                                                             22,003
Trustees                                                                  6,426
Custodian                                                                 6,342
Miscellaneous                                                             8,002
                                                                   ------------
      Total expenses                                                    528,237
Less expenses reimbursed by investment adviser                         (246,627)
Custodian fees paid indirectly                                             (261)
                                                                   ------------
      Net expenses                                                      281,349
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                          1,130,593
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds           567,347
Capital gain distributions received from affiliated funds             2,322,618
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                               2,333,159
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                  5,223,124
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $  6,353,717
                                                                   ============


20                       See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      Year Ended       Year Ended
                                                                                                     July 31, 2007    July 31, 2006
                                                                                                     -------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                                       $ 1,130,593      $   847,990
   Net realized gain (loss)                                                                             2,889,965        3,436,978
   Net change in unrealized appreciation (depreciation)                                                 2,333,159       (1,836,776)
                                                                                                      -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          6,353,717        2,448,192
                                                                                                      -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                        (975,179)        (478,246)
   Net investment income, Class C                                                                        (929,717)        (447,365)
   Net realized short-term gains, Class A                                                                (123,790)        (213,263)
   Net realized short-term gains, Class C                                                                (157,431)        (339,237)
   Net realized long-term gains, Class A                                                                 (263,848)        (951,481)
   Net realized long-term gains, Class C                                                                 (334,202)      (1,513,518)
                                                                                                      -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (2,784,167)      (3,943,110)
                                                                                                      -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (617,406 and 856,254 shares, respectively)                             7,397,236        9,783,645
   Net asset value of shares issued from reinvestment of distributions (93,117 and 113,730 shares,
      respectively)                                                                                     1,102,159        1,268,792
   Cost of shares repurchased (460,923 and 562,827 shares, respectively)                               (5,500,033)      (6,422,350)
                                                                                                      -----------      -----------
Total                                                                                                   2,999,362        4,630,087
                                                                                                      -----------      -----------
CLASS C
   Proceeds from sales of shares (294,767 and 480,977 shares, respectively)                             3,491,497        5,476,904
   Net asset value of shares issued from reinvestment of distributions (41,179 and 64,763 shares,
      respectively)                                                                                       485,372          721,732
   Cost of shares repurchased (634,579 and 1,027,548 shares, respectively)                             (7,499,689)     (11,736,494)
                                                                                                      -----------      -----------
Total                                                                                                  (3,522,820)      (5,537,858)
                                                                                                      -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                             (523,458)        (907,771)
                                                                                                      -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                3,046,092       (2,402,689)

NET ASSETS
   Beginning of period                                                                                 58,544,677       60,947,366
                                                                                                      -----------      -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $234,173 AND
      $72,816, RESPECTIVELY)                                                                          $61,590,769      $58,544,677
                                                                                                      ===========      ===========


                      See Notes to Financial Statements                       21

Phoenix Wealth Guardian PHOLIO

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                                    ---------------------------------------------------
                                                                                   YEAR ENDED JULY 31
                                                                    ---------------------------------------------------
                                                                      2007         2006          2005         2004
Net asset value, beginning of period                                $  11.31     $  11.61      $  10.74     $  10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                         0.27(3)      0.22(3)       0.17         0.17
   Capital gain distributions received from affiliated funds            0.46(3)      0.10(3)       0.06           --(5)
   Net realized and unrealized gain (loss)                              0.59         0.18          0.81         0.74
                                                                    --------     --------      --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                                  1.32         0.50          1.04         0.91
                                                                    --------     --------      --------     --------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.43)       (0.23)        (0.17)       (0.17)
   Distributions from net realized gains                               (0.18)       (0.57)           --(5)        --
                                                                    --------     --------      --------     --------
      TOTAL DISTRIBUTIONS                                              (0.61)       (0.80)        (0.17)       (0.17)
                                                                    --------     --------      --------     --------
Change in net asset value                                               0.71        (0.30)         0.87         0.74
                                                                    --------     --------      --------     --------
NET ASSET VALUE, END OF PERIOD                                      $  12.02     $  11.31      $  11.61     $  10.74
                                                                    ========     ========      ========     ========
Total return(1)                                                        11.82%        4.43%         9.74%        9.15%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $ 29,304     $ 24,768      $ 20,696     $ 10,182
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                            0.05%        0.26%(4)      0.52%        0.52%
   Gross operating expenses(2)                                          0.46%        0.56%         0.65%        1.35%
   Net investment income                                                2.28%        1.92%         1.56%        1.92%
Portfolio turnover                                                        41%          67%            5%           1%

                                                                                         CLASS C
                                                                    ---------------------------------------------------
                                                                                   YEAR ENDED JULY 31
                                                                    ---------------------------------------------------
                                                                      2007         2006          2005         2004
Net asset value, beginning of period                                $  11.30     $  11.60      $  10.72     $  10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                         0.18(3)      0.12(3)       0.09         0.12
   Capital gain distributions received from affiliated funds            0.46(3)      0.10(3)       0.06         0.01
   Net realized and unrealized gain (loss)                              0.58         0.19          0.81         0.70
                                                                    --------     --------      --------     --------
      TOTAL FROM INVESTMENT OPERATIONS                                  1.22         0.41          0.96         0.83
                                                                    --------     --------      --------     --------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.34)       (0.14)        (0.08)       (0.11)
   Distributions from net realized gains                               (0.18)       (0.57)           --(5)        --
                                                                    --------     --------      --------     --------
      TOTAL DISTRIBUTIONS                                              (0.52)       (0.71)        (0.08)       (0.11)
                                                                    --------     --------      --------     --------
Change in net asset value                                               0.70        (0.30)         0.88         0.72
                                                                    --------     --------      --------     --------
NET ASSET VALUE, END OF PERIOD                                      $  12.00     $  11.30      $  11.60     $  10.72
                                                                    ========     ========      ========     ========
Total return(1)                                                        10.90%        3.63%         9.03%        8.29%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $ 32,286     $ 33,776      $ 40,252     $ 28,355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                            0.80%        1.03%(4)      1.27%        1.27%
   Gross operating expenses(2)                                          1.21%        1.31%         1.40%        1.98%
   Net investment income                                                1.53%        1.08%         0.80%        1.19%
Portfolio turnover                                                        41%          67%            5%           1%

(1)   Sales charges are not reflected in the total return calculation.

(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Computed using average shares outstanding.

(4)   Represents blended net expense ratio.

(5)   Amount is less than $0.01.


22                       See Notes to Financial Statements

PHOENIX DIVERSIFIER PHOLIO

VIEWPOINT FROM THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA

For the Fund's fiscal year ended July 31, 2007,

      o     Class A shares returned 6.76%;

      o     Class C shares returned 6.01%;

      o     the S&P 500(R) Index, a broad-based equity index, returned 16.13%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: During the fund's fiscal year, equity markets performed very well. The Standard & Poor's 500 index rose over 16%, while the Russell 2000 Index of small capitalization stocks rose over 13%. International markets had outstanding performance as the MSCI EAFE Index rose 24.4% in the fiscal year. One of the only negative sectors of equity performance was the REIT market which fell slightly in the fiscal year.

      In the fixed income markets, returns were in the solid single digits. The Lehman Brothers Aggregate bond index posted a return of 5.58% for the fiscal year, while the Lehman Brothers High Yield index returned 6.56%. Interest rates, as measured by U.S. treasury security yields, fell between 15 and 40 basis points during the fiscal year.

      Other markets important to the Fund include commodities, which were up 1.81% during the fiscal year as measured by the Dow Jones AIG Commodity total return index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund's performance was positively impacted by its exposure to two commodity related exchange-traded funds (ETFs) which comprised approximately 25% of the Fund. The Fund also benefited from a 25% allocation to a Global Utilities mutual fund that returned over 20% during the Fiscal year. The Fund was negatively impacted by its investments in a Market Neutral fund and a REIT fund.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Diversifier PHOLIO

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 7/31/07
--------------------------------------------------------------------------------

                                                    INCEPTION    INCEPTION
                                         1 YEAR    TO 7/31/06       DATE
                                         ------    ----------    ---------
      Class A Shares at NAV 2             6.76%       8.15%       11/30/05
      Class A Shares at POP 3,4           0.62        4.37        11/30/05
      Class C Shares at NAV 2             6.01        7.35        11/30/05
      Class C Shares with CDSC 4          6.01        7.35        11/30/05
      S&P 500(R) Index                   16.13       11.59        11/30/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/30/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Phoenix Diversifier     Phoenix Diversifier
                PHOLIO(SM) Class A      PHOLIO(SM) Class C     S&P 500(R) Index
11/30/2005          $ 9,425                  $10,000               $10,000
 7/31/2006          $10,059                  $10,616               $10,336
 7/31/2007          $10,738                  $11,254               $12,004

For information regarding the index, see the glossary on page 2.

Phoenix Diversifier PHOLIO

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION                                               7/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity Funds                                                        38%
Foreign Equity Funds                                                         26
Exchange Traded Funds                                                        26
Domestic Fixed Income Funds                                                   9
Other                                                                         1

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007

                                                     SHARES         VALUE
                                                   ----------   -------------
MUTUAL FUNDS--73.9%

DOMESTIC EQUITY FUNDS(c)--38.6%
Phoenix Market Neutral Fund Class A ............    2,262,613   $  24,526,728
Phoenix Real Estate Securities Fund Class A ....    1,172,660      35,695,784
                                                                -------------
                                                                   60,222,512
                                                                -------------
FOREIGN EQUITY FUND(c)--25.7%
Phoenix Global Utilities Fund Class A ..........    3,152,477      40,099,503

DOMESTIC FIXED INCOME FUNDS(c)--9.6%
Phoenix Multi-Sector Short Term Bond Fund
Class A ........................................    3,182,864      14,863,973
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $121,750,993)                                    115,185,988
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--25.6%

iShares S&P GSSI Natural Resources
Index Fund .....................................      125,610      15,110,883

PowerShares DB Commodity Index Tracking
Fund(b) ........................................      947,670      24,819,477
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $36,230,060)                                      39,930,360
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $157,981,053)                                    155,116,348
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ----------   -------------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
Lockhart Funding LLC 5.38%, 8/1/07 .............   $    1,053   $   1,053,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,053,000)                                        1,053,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $159,034,053)                                    156,169,348(a)
Other assets and liabilities, net--(0.2)%                            (270,708)
                                                                -------------
NET ASSETS--100.0%                                              $ 155,898,640
                                                                =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,289,371 and gross depreciation of $6,594,554 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $159,474,531.

(b)   Non-income producing.

(c)   Affiliated Fund.

(d)   The rate shown is the discount rate.


                      See Notes to Financial Statements                       25

Phoenix Diversifier PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2007

ASSETS
Investment in affiliated funds at value
   (Identified cost $121,750,993)                                 $ 115,185,988
Investment in non-affiliated funds at value
   (Identified cost $36,230,060)                                     39,930,360
Investment securities at value
   (Identified cost $1,053,000)                                       1,053,000
Receivables
   Fund shares sold                                                   1,831,014
   Dividends                                                             62,758
   Receivable from adviser                                               22,159
Trustee retainer                                                            431
Prepaid expenses                                                         13,061
Other assets                                                                153
                                                                  -------------
      Total assets                                                  158,098,924
                                                                  -------------
LIABILITIES
Cash overdraft                                                               65
Payables
   Investment securities purchased                                    1,829,714
   Fund shares repurchased                                              257,402
   Distribution and service fees                                         47,223
   Transfer agent fee                                                    19,292
   Administration fee                                                     9,726
   Trustee deferred compensation plan                                       153
   Other accrued expenses                                                36,709
                                                                  -------------
      Total liabilities                                               2,200,284
                                                                  -------------
NET ASSETS                                                        $ 155,898,640
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 158,174,190
Undistributed net investment income                                     238,309
Accumulated net realized gain                                           350,846
Net unrealized depreciation                                          (2,864,705)
                                                                  -------------
NET ASSETS                                                        $ 155,898,640
                                                                  =============
CLASS A
Net asset value per share (net assets/shares outstanding)         $       11.15
Maximum offering price per share $11.15/(1-5.75%)                 $       11.83
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            8,541,628
Net Assets                                                        $  95,230,035

CLASS C
Net asset value and offering price per share                      $       11.07
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            5,482,656
Net Assets                                                        $  60,668,605

                             STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
Income distributions received from affiliated funds               $   1,068,398
Income distributions received from non-affiliated funds                 241,469
Interest                                                                 38,587
                                                                  -------------
      Total investment income                                         1,348,454
                                                                  -------------
EXPENSES
Investment advisory fee                                                  70,956
Distribution and service fees, underlying ETF's                          41,703
Distribution and service fees, Class C                                  210,036
Administration fee                                                       57,890
Transfer agent                                                           85,601
Registration                                                             32,675
Printing                                                                 24,874
Professional                                                             24,403
Custodian                                                                13,805
Trustees                                                                  5,853
Miscellaneous                                                             5,349
                                                                  -------------
      Total expenses                                                    573,145
Less expenses reimbursed by investment adviser                         (174,811)
Custodian fees paid indirectly                                           (1,353)
                                                                  -------------
      Net expenses                                                      396,981
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                            951,473
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds          (226,134)
Net realized gain (loss) on investments from non-affiliated
   funds                                                                 35,152
Capital gain distributions received from affiliated funds               843,871
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                              (6,600,326)
Net change in unrealized appreciation (depreciation)
   on investments from non-affiliated funds                           3,686,456
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       (2,260,981)
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $  (1,309,508)
                                                                  =============


26                       See Notes to Financial Statements

Phoenix Diversifier PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                   From Inception
                                                                                                 Year Ended     November 30, 2005 to
                                                                                                July 31, 2007       July 31, 2006
                                                                                                -------------   --------------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $     951,473        $     2,767
   Net realized gain (loss)                                                                           652,889             (3,308)
   Net change in unrealized appreciation (depreciation)                                            (2,913,870)            49,165
                                                                                                -------------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     (1,309,508)            48,624
                                                                                                -------------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                    (715,683)              (408)
   Net investment income, Class C                                                                    (294,068)              (340)
   Net realized long-term gains, Class A                                                               (2,345)                --
   Net realized long-term gains, Class C                                                               (1,822)                --
                                                                                                -------------        -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (1,013,918)              (748)
                                                                                                -------------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (8,789,977 and 117,420 shares, respectively)                      99,696,657          1,212,084
   Net asset value of shares issued from reinvestment of distributions (40,991 and 41 shares,
      respectively)                                                                                   459,767                408
   Cost of shares repurchased (405,199 and 1,602 shares, respectively)                             (4,654,445)           (16,455)
                                                                                                -------------        -----------
Total                                                                                              95,501,979          1,196,037
                                                                                                -------------        -----------
CLASS C
   Proceeds from sales of shares (5,585,722 and 54,916 shares, respectively)                       62,712,994            568,424
   Net asset value of shares issued from reinvestment of distributions (9,596 and 34 shares,
      respectively)                                                                                   105,855                340
   Cost of shares repurchased (167,612 and 0 shares, respectively)                                 (1,911,439)                --
                                                                                                -------------        -----------
Total                                                                                              60,907,410            568,764
                                                                                                -------------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      156,409,389          1,764,801
                                                                                                -------------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          154,085,963          1,812,677

NET ASSETS
   Beginning of period                                                                              1,812,677                 --
                                                                                                -------------        -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $238,309
      AND $2,049, RESPECTIVELY)                                                                 $ 155,898,640        $ 1,812,677
                                                                                                =============        ===========


                      See Notes to Financial Statements                       27

Phoenix Diversifier PHOLIO

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS A
                                                                              -------------------------------------
                                                                                                  FROM INCEPTION
                                                                               YEAR ENDED      NOVEMBER 30, 2005 TO
                                                                              JULY 31, 2007        JULY 31, 2006
                                                                              -------------    --------------------
Net asset value, beginning of period                                            $  10.63             $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                                  0.18                0.08
   Capital gain distributions received from affiliated funds(3)                     0.13                0.02
   Net realized and unrealized gain (loss)                                          0.41(7)             0.57
                                                                                --------             -------
      TOTAL FROM INVESTMENT OPERATIONS                                              0.72                0.67
                                                                                --------             -------
LESS DISTRIBUTIONS
   Dividends from net investment income                                            (0.20)              (0.04)
   Distributions from net realized gains                                              --(6)               --
                                                                                --------             -------
      TOTAL DISTRIBUTIONS                                                          (0.20)              (0.04)
                                                                                --------             -------
Change in net asset value                                                           0.52                0.63
                                                                                --------             -------
NET ASSET VALUE, END OF PERIOD                                                  $  11.15             $ 10.63
                                                                                ========             =======
Total return(1)                                                                     6.76%               6.72%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                        $ 95,230             $ 1,231
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                        0.26%               0.20%(4)
   Gross operating expenses(2)                                                      0.51%              31.52%(4)
   Net investment income (loss)                                                     1.61%               1.11%(4)
Portfolio turnover                                                                    11%                 81%(5)

                                                                                             CLASS C
                                                                              -------------------------------------
                                                                                                  FROM INCEPTION
                                                                               YEAR ENDED      NOVEMBER 30, 2005 TO
                                                                              JULY 31, 2007        JULY 31, 2006
                                                                              -------------    --------------------
Net asset value, beginning of period                                            $  10.58             $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                                  0.11                0.03
   Capital gain distributions received from affiliated funds(3)                     0.14                0.04
   Net realized and unrealized gain (loss)                                          0.38(7)             0.54
                                                                                --------             -------
      TOTAL FROM INVESTMENT OPERATIONS                                              0.63                0.61
                                                                                --------             -------
LESS DISTRIBUTIONS
   Dividends from net investment income                                            (0.14)              (0.03)
   Distributions from net realized gains                                              --(6)               --
                                                                                --------             -------
      TOTAL DISTRIBUTIONS                                                          (0.14)              (0.03)
                                                                                --------             -------
Change in net asset value                                                           0.49                0.58
                                                                                --------             -------
NET ASSET VALUE, END OF PERIOD                                                  $  11.07             $ 10.58
                                                                                ========             =======
Total return(1)                                                                     6.01%               6.16%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                        $ 60,669             $   581
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                        1.01%               0.95%(4)
   Gross operating expenses(2)                                                      1.26%              46.88%(4)
   Net investment income (loss)                                                     0.93%               0.38%(4)
Portfolio turnover                                                                    11%                 81%(5)

(1)   Sales charges are not reflected in the total return calculation.

(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(3)   Computed using average shares outstanding.

(4)   Annualized.

(5)   Not annualized.

(6)   Amount is less than $0.01.

(7) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.


28                       See Notes to Financial Statements

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2007

1. ORGANIZATION

      Phoenix PHOLIOs(SM) (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Each PHOLIO is a fund of funds. Currently four funds are offered for sale (each a "Fund"). The Phoenix Wealth Accumulator PHOLIO ("Wealth Accumulator PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Builder PHOLIO ("Wealth Builder PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Guardian PHOLIO ("Wealth Guardian PHOLIO") is diversified and has an investment objective of long-term capital appreciation and current income. The Phoenix Diversifier PHOLIO ("Diversifier PHOLIO") is diversified and has an investment objective of long-term capital appreciation.

      The Funds offer the following classes of shares for sale:

                                            Class A    Class C
                                            -------    -------
Wealth Accumulator PHOLIO ...............      X          X
Wealth Builder PHOLIO ...................      X          X
Wealth Guardian PHOLIO ..................      X          X
Diversifier PHOLIO ......................      X          X

      Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A Shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended July 31, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adoption FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2007 (CONTINUED)

and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made. In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust, PIC, an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

      As a Fund of funds, however, each underlying mutual fund's adviser manages the daily investments of the underlying mutual fund's portfolio and receives a management fee for this service from the underlying funds.

      The Adviser has contractually agreed to limit each Fund's total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) through November 30, 2007, so that each Fund's expenses do not exceed the following percentages of average annual net assets:

                                                             Class A     Class C
                                                              Shares      Shares
                                                             -------     -------
Wealth Accumulator PHOLIO(1) ..............................   0.20%       0.20%
Wealth Builder PHOLIO(1) ..................................   0.20%       0.20%
Wealth Guardian PHOLIO(1) .................................   0.20%       0.20%
Diversifier PHOLIO ........................................   0.20%       0.20%

(1) Prior to June 15, 2007, the Adviser had limited such expenses to 0.00% for Class A and Class C shares.

      The expense limitations include expenses incurred as a result of investing in other investment companies.

      The Adviser will voluntarily continue the arrangement beyond the contractual period, but may discontinue such voluntary arrangement at any time.

      The Adviser will not seek to recapture any reimbursed expenses under these arrangements unless authorized by the Board of Trustees.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended July 31, 2007, as follows:

                                                       Class A       Class C
                                                     Net Selling     Deferred
                                                     Commissions   Sales Charges
                                                     -----------   -------------
Wealth Accumulator PHOLIO ........................    $   7,839      $  3,246
Wealth Builder PHOLIO ............................       26,050        10,448
Wealth Guardian PHOLIO ...........................       11,616         3,782
Diversifier PHOLIO ...............................      121,211        15,757

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of Class C. To avoid duplication of distribution and/or service fees, each class of shares of the funds has reduced the distribution and/or service fees by the amount of the underlying affiliated mutual funds' Class A and Class Y distribution and/or service fees.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      PEPCO serves as the administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

      For the period ended July 31, 2007, the Trust incurred administration fees totaling $226,568.

      PEPCO serves as the Trust's Transfer Agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended July 31, 2007, transfer agent fees were $334,190 as reported in the Statements of Operations.

      At July 31, 2007, PNX and its affiliates and the retirement plans of PNX and its affiliates, held shares which aggregated the following:

                                                                   Aggregate Net
                                                          Shares    Asset Value
                                                          ------   -------------
Diversifier PHOLIO
   Class C ............................................   10,166     $ 112,538

      Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at July 31, 2007.

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2007 (CONTINUED)

4. PURCHASES AND SALES OF UNDERLYING FUNDS

      Purchases and sales of the underlying funds for the year ended July 31, 2007, were as follows:

                                                        Purchases       Sales
                                                      ------------   -----------
Wealth Accumulator PHOLIO .........................   $ 11,229,473   $ 4,793,109
Wealth Builder PHOLIO .............................     57,154,061    60,740,602
Wealth Guardian PHOLIO ............................     25,056,263    24,719,986
Diversifier PHOLIO ................................    164,060,189     7,371,173

      There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS

      As of July 31, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                                           % Shares    Number of
                                                         Outstanding    Accounts
                                                         -----------   ---------
Wealth Accumulator PHOLIO ............................       17%           1
Wealth Builder PHOLIO ................................       33            1
Wealth Guardian PHOLIO ...............................       33            1
Diversifier PHOLIO ...................................       42            2

      The shareholder accounts are not affiliated with PNX.

      The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At July 31, 2007, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                                 Wealth    Wealth
                                                Builder   Guardian   Diversifier
                                                 PHOLIO    PHOLIO      PHOLIO
                                                -------   --------   -----------
Phoenix Bond Fund
   Class A ..................................     12%        12%         --
Phoenix Dynamic Growth Fund
   Class A ..................................     40         13          --
Phoenix Global Utilities Fund
   Class A ..................................     --         --          64%
Phoenix Growth Opportunities Fund
   Class A ..................................     30         11          --
Phoenix Institutional Bond Fund
   Class Y ..................................     10         --          --
Phoenix International Strategies Fund
   Class A ..................................     13         --          --
Phoenix Market Neutral Fund
   Class A ..................................     13         --          35
Phoenix Quality Small-Cap Fund
   Class A ..................................     14         --          --
Phoenix Small-Cap Sustainable Growth Fund
   Class A ..................................     16         --          --
Phoenix Value Opportunities Fund
   Class A ..................................     15         --          --

      The investments of the Wealth Accumulator PHOLIO do not represent greater than 10% of the underlying funds' total outstanding shares.

6. CREDIT RISK AND ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2007 (CONTINUED)

exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

      In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8 thousand and to revise its supervisory procedures.

      The Company does not believe that the outcome of these matters will be material to these financial statements.

9. EXEMPTIVE ORDER

      On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange traded funds.

10. FEDERAL INCOME TAX INFORMATION

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                                   Undistributed
                                                  Undistributed      Long-term
                                                 Ordinary Income   Capital Gains
                                                 ---------------   -------------
Wealth Accumulator PHOLIO ....................         $  41,271    $   141,104
Wealth Builder PHOLIO ........................           560,537      5,966,203
Wealth Guardian PHOLIO .......................           370,383      1,770,200
Diversifier PHOLIO ...........................           283,704        746,264

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended July 31, 2007, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                   Capital Paid
                                   in on Shares    Accumulated    Undistributed
                                  of Beneficial   Net Realized   Net Investment
                                     Interest      Gain (Loss)    Income (Loss)
                                  -------------   ------------   --------------
Wealth Accumulator PHOLIO .....          $   --   $  (249,209)     $   249,209
Wealth Builder PHOLIO .........              --    (2,470,671)       2,470,671
Wealth Guardian PHOLIO ........              --      (935,660)         935,660
Diversifier PHOLIO ............              --      (294,538)         294,538

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

12. SUBSEQUENT EVENT

      Effective September 24, 2007, the Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO and the Phoenix Diversifier PHOLIO, each a Fund of Phoenix PHOLIOs (each, a "Predecessor Fund"), will be reorganized into funds named Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO and the Phoenix Diversifier PHOLIO, each a Fund of Phoenix Opportunities Trust (each, a "Successor Fund"). The Successor Funds' principal investment strategies, risks, fees and expenses, and portfolio management team will be the same as those of the Predecessor Funds.

--------------------------------------------------------------------------------
                                 TAX INFORMATION
                                   (UNAUDITED)

      For the fiscal year ended July 31, 2007, for federal income tax purposes, the percentages of the ordinary income dividends earned by the funds qualify for the dividends received deduction for corporate shareholders as detailed below:

Wealth Accumulator PHOLIO ...........................         16.7%
Wealth Builder PHOLIO ...............................         15.5
Wealth Guardian PHOLIO ..............................         10.5
Diversifier PHOLIO ..................................         52.9

      For the fiscal year ended July 31, 2007, the funds hereby designate the below percentages, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders:

Wealth Accumulator PHOLIO ...........................         29.0%
Wealth Builder PHOLIO ...............................         25.5
Wealth Guardian PHOLIO ..............................         16.9
Diversifier PHOLIO ..................................         66.4

      The actual percentage for the calendar year will be designated in the year-end tax statements.

      For the fiscal year ended July 31, 2007, the funds designated the amounts below, or if subsequently different, as long-term capital gains dividends:

Wealth Accumulator PHOLIO ...........................   $  141,565
Wealth Builder PHOLIO ...............................    6,196,653
Wealth Guardian PHOLIO ..............................    1,878,255
Diversifier PHOLIO ..................................      749,351
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[PRICEWATERHOUSECOOPERS LOGO]

To the Board of Trustees of
Phoenix PHOLIOs and Shareholders of
Phoenix Wealth Accumulator PHOLIO
Phoenix Wealth Builder PHOLIO
Phoenix Wealth Guardian PHOLIO and
Phoenix Diversifier PHOLIO

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO, and Phoenix Diversifier PHOLIO (constituting Phoenix PHOLIOs, hereafter referred to as the "Funds") at July 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
September 13, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY AGREEMENT FOR PHOENIX DIVERSIFIER PHOLIO, PHOENIX WEALTH ACCUMULATOR PHOLIO, PHOENIX WEALTH BUILDER PHOLIO AND PHOENIX WEALTH GUARDIAN PHOLIO (EACH, A "FUND") JULY 31, 2007 (UNAUDITED)

      The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory and subadvisory agreements. At a meeting held on March 1, 2007, the Board, including a majority of the independent Trustees, approved a subadvisory agreement (the "Subadvisory Agreement") between PIC and Goodwin Capital Advisers, Inc. ("Goodwin" or "Subadvisor"). The advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC" or "Advisor") and each Fund was previously reapproved on November 16, 2006. Pursuant to the Advisory Agreement, PIC provides advisory services to each Fund. Effective April 1, 2007, Goodwin became Subadvisor to each Fund as a result of a restructuring of the advisory services provided to each Fund. Each Fund relied upon an opinion of counsel to determine that adding Goodwin as a subadvisor to each Fund did not constitute an assignment of the Advisory Agreement under the Investment Company Act of 1940 because the Advisor and Goodwin are under common management and control and the same investment personnel at PIC would continue to provide investment services to the Funds at Goodwin. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day-to-day investment management for each Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Subadvisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to each Fund would be reasonable. The Board's opinion was based, in part, upon the fact that effective January 1, 2007, the fixed income division of PIC became affiliated with a separate registered investment advisor known as Goodwin Capital Advisers, Inc. Previously, Goodwin, an affiliate of PIC, had operated under another name. The Board noted that the portfolio management team had an average of over 16 years of experience in the investment management business and this team would continue to serve the Funds in the same manner under the Goodwin name. Because of Goodwin's previous and continued affiliation with PIC and the portfolio management team's extensive experience, the Board concluded that the nature, extent and quality of services would continue. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to be paid to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper and reviewed by the Board for a November 15-16, 2006 Board meeting. For Phoenix Diversifier PHOLIO, the Lipper report showed the investment performance of the Fund's Class A shares for the year-to-date period ended September 30, 2006. For Phoenix Wealth Accumulator PHOLIO, the Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. For each of the Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, the Lipper report showed the investment performance of each Fund's Class C shares for the 1 and 3 year periods ended September 30, 2006 and the year to date period ended September 30, 2006. The Board reviewed the investment performance of each Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that for Phoenix Diversifier PHOLIO, although it trailed its benchmark, the Fund had exceeded the Lipper peer group average for its investment style for the year-to-date period and concluded that the Fund's performance was reasonable, particularly given the short history with the Fund commencing operation as of November 30, 2005. The Board noted that for Phoenix Wealth Accumulator PHOLIO, although it trailed its benchmark, the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods and concluded that the Fund's performance was reasonable. The Board noted that for Phoenix Wealth Builder PHOLIO, the Fund had outperformed its benchmark over all periods, and noted the Fund's performance relative to its Lipper peer group had improved during the recent year to date and 1 year periods, and concluded that the Fund's performance was reasonable. The Board noted that for Phoenix Wealth Guardian PHOLIO, the Fund's performance for all periods ending September 30, 2006 was below average relative to its peer group and that the Fund had underperformed its

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT SUBADVISORY AGREEMENT FOR PHOENIX DIVERSIFIER PHOLIO, PHOENIX WEALTH ACCUMULATOR PHOLIO, PHOENIX WEALTH BUILDER PHOLIO AND PHOENIX WEALTH GUARDIAN PHOLIO (EACH, A "FUND") JULY 31, 2007 (UNAUDITED) (CONTINUED)

benchmark over the same periods, but it also noted the Fund's performance relative to its Lipper peer group was improving during the recent year-to-date and 1 year periods. After discussion, the Board concluded that performance was acceptable given management's comments regarding attribution and the steps management had undertaken to improve the Funds' performance and diversification.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor because the Subadvisor is a wholly-owned subsidiary of the Advisor whose profitability is periodically reviewed.

      SUBADVISORY FEE. The Board reviewed the proposed subadvisory fee for each Fund and determined that each fee was in line with industry standards. The Board also noted that the subadvisory fee is paid by PIC and not by each Fund.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to each Fund's shareholders, but noted that any economies would be generated with respect to PIC, because PIC pays the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                               PHOENIX PHOLIOS(SM)
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix PHOLIOs(SM) (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                              FOR       AGAINST
                                                          ----------   ---------
To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.

   E. Virgil Conway ...................................   98,102,072   2,342,054
   Harry Dalzell-Payne ................................   98,112,213   2,331,913
   Daniel T. Geraci ...................................   98,112,213   2,331,913
   Francis E. Jeffries ................................   98,112,213   2,331,913
   Leroy Keith, Jr. ...................................   98,087,253   2,356,873
   Marilyn E. LaMarche ................................   98,112,213   2,331,913
   Philip R. McLoughlin ...............................   98,059,970   2,384,157
   Geraldine M. McNamara ..............................   98,112,213   2,331,913
   James M. Oates .....................................   98,101,169   2,342,957
   Richard E. Segerson ................................   98,112,213   2,331,913
   Ferdinand L.J. Verdonck ............................   98,112,213   2,331,913

                                                              FOR       AGAINST     ABSTAIN
                                                          ----------   ---------   ---------
To ratify the appointment of
PricewaterhouseCoopers LLC as the independent
registered public accounting firm .....................   97,319,831     649,333   2,474,963

                         RESULTS OF SHAREHOLDER MEETING
                               PHOENIX PHOLIOS(SM)
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Diversifier PHOLIO, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO (each a "Fund"), series of Phoenix PHOLIOs(SM) (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                                                FOR        AGAINST     ABSTAIN      BROKER NON-VOTES
                                                                              ---------   ---------   -----------   ----------------
To approve a proposal to permit Phoenix Investment
Counsel, Inc. ("PIC") to hire and replace subadvisers or
to modify subadvisory agreements without shareholder
approval.

o      Phoenix Diversifier PHOLIO .........................................     127,473          0       14,464            35,569
o      Phoenix Wealth Accumulator PHOLIO ..................................     208,842     10,931       15,080            49,845
o      Phoenix Wealth Builder PHOLIO ......................................   3,443,616    379,567      117,294         1,734,959
o      Phoenix Wealth Guardian PHOLIO .....................................   2,086,843     84,748      110,659           622,128

To approve the amendment of fundamental restrictions of the Fund with respect to loans.

o      Phoenix Diversifier PHOLIO. ........................................     127,473      1,448       13,016            35,569
o      Phoenix Wealth Accumulator PHOLIO ..................................     204,576     15,068       15,210            49,845
o      Phoenix Wealth Builder PHOLIO ......................................   3,426,540    385,268      128,670         1,734,959
o      Phoenix Wealth Guardian PHOLIO .....................................   2,098,870     61,969      121,412           622,128

To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental.

o      Phoenix Wealth Builder PHOLIO ......................................   3,411,694    398,714      130,069         1,734,959
o      Phoenix Wealth Guardian PHOLIO .....................................   2,094,128     71,926      116,196           622,128

Shareholders did NOT approve these proposals for the Phoenix Wealth Builder PHOLIO.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of July 31, 2007, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
                                       PORTFOLIOS IN
                                        FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS AND       LENGTH OF     OVERSEEN BY                               DURING PAST 5 YEARS AND
    DATE OF BIRTH        TIME SERVED      TRUSTEE                           OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway        Served since         56        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
DOB: 8/2/29             1993.                          Trustee/Director, Phoenix Funds Family (1983-present), Director, Urstadt
                                                       Biddle Property Corp. (1989-present), Consolidated Edison Company of New
                                                       York, Inc. (1970-2002), Union Pacific Corp. (1978-2002), Accuhealth, Inc.
                                                       (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne     Served since         56        Retired. Trustee/Director, Phoenix Funds Family (1983-present).
DOB: 9/8/29             1993.
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries     Served since         59        Director, The Empire District Electric Company (1984-2004).
DOB: 9/23/30            1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.        Served since         56        Managing Director, Almanac Capital Management (commodities business) (since
DOB: 2/14/39            1993.                          2007). Director/Trustee, Evergreen Funds (88 portfolios) (1989-present)
                                                       Trustee, Phoenix Funds Family (1980-present). Director, Lincoln Educational
                                                       Services Corp. (2002-2004). Partner, Stonington Partners, Inc. (private equity firm) (2001-2007).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara   Served since         58        Retired. Trustee/Director, Phoenix Funds Complex (2001-present). Managing
DOB: 4/17/51            2001.                          Director, U.S. Trust Company of New York (private bank) (1982-2006).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates          Served since         56        Trustee/Director, Phoenix Funds Family (1987-present). Managing Director,
DOB: 5/31/46            1993.                          Wydown Group (consulting firm) (1994-present). Director, Investors Bank &
                                                       Trust Corporation (1995-present), Stifel Financial (1996-present).
                                                       Independent Chairman (2005-present) and Trustee (2004-present), John
                                                       Hancock Trust (93 portfolios). Trustee, John Hancock Funds II (74 portfolios) (2005-present). Director/Trustee, Plymouth Rubber Co.
                                                       (1995-2003). Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
                                                       Markets, Inc.) (financial services) (1997-2006). Trustee, John Hancock
                                                       Funds III (8 portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                         PORTFOLIOS IN
                                          FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS          LENGTH OF     OVERSEEN BY                              DURING PAST 5 YEARS AND
   AND DATE OF BIRTH       TIME SERVED      TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson       Served since         56        Managing Director, Northway Management Company (1998-present). Trustee/
DOB: 2/16/46              1993.                          Director, Phoenix Funds Family (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck   Served since         56        Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (since
DOB: 7/30/42              2006.                          2007). Director, The JP Morgan European Investment Trust (1998-present),
                                                         Galapagos N.V. (biotechnology) (2005-present). Trustee, Phoenix Funds
                                                         Family (2004-present). Director, EASDAQ (Chairman) (2001-present), Groupe
                                                         SNEF (electrical and electronic installation) (1998-present). Managing
                                                         Director, Almanij N.V. (financial holding company) (1992-2003). Director,
                                                         KBC Bank and Insurance Holding Company (1992-2003), KBC Bank (1992-2003),
                                                         KBC Insurance (1992-2003), Kredietbank S.A. Luxembourgeoise (1992-2003),
                                                         Investco N.V. (private equity company) (1992-2003), Gevaert N.V.
                                                         (industrial holding company) (1992-2003), Fidea N.V. (insurance company)
                                                         (1992-2003), Almafin N.V. (real estate investment company) (1992-2003),
                                                         Centea N.V. (savings bank) (1992-2003), Degussa Antwerpen N.V.
                                                         (1998-2004), Santens N.V. (textiles) (1999-2004), Dictaphone Corp.
                                                         (2002-2006), Banco Urquijo(Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                        PORTFOLIOS IN
                                         FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS         LENGTH OF      OVERSEEN BY                              DURING PAST 5 YEARS AND
   AND DATE OF BIRTH      TIME SERVED       TRUSTEE                          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)     Served since         56         Senior Executive Vice President and President, Asset Management (since
DOB: 8/17/64             November                        2006), Senior Vice President and Chief Operating Officer, Asset
                         2006.                           Management (2004-2007), Vice President (2001-2004), The Phoenix
                                                         Companies, Inc. Director and President (2006-present), Chief Operating
                                                         Officer (2004-2006), Executive Vice President (2004-2006), Vice
                                                         President, Finance, (2001-2002), Phoenix Investment Partners, Ltd.
                                                         Various senior officer and directorship positions with Phoenix affiliates. President (2006-present), Executive Vice President(2004-2006), the Phoenix Funds Family. Chairman, President and Chief Executive Officer,
                                                         The Zweig Fund Inc. and The Zweig Total Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)   Served since         56         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
DOB: 5/11/34             2002.                           Trustee/Director, Phoenix Funds Family (2002-present). Director, The
                                                         Phoenix Companies, Inc. (2001-2005).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)  Served since         76         Partner, Cross Pond Partners, LLC (2006-Present). Director, PXRE
DOB: 10/23/46            1999.                           Corporation (Reinsurance) (1985-present), World Trust Fund
                                                         (1991-present). Director/ Trustee, Phoenix Funds Complex (1989-present).
                         Chairman                        Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive
                                                         Officer (1995-2002) and Director (1995-2002), Phoenix Investment
                                                         Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                         Companies, Inc. (2000-2002). Director (1983-2002) and Chairman
                                                         (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002) and
                                                         Chairman (2000-2002), Phoenix Equity Planning Corporation. Chairman and
                                                         President, Phoenix/Zweig Advisers LLC (2001-2002). Executive Vice
                                                         President (1994-2002) and Chief Investment Counsel (1994-2002), PHL
                                                         Variable Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc.

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                      POSITION(S) HELD WITH
 NAME, ADDRESS AND      TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            TIME SERVED                                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss     Senior Vice President      Assistant Treasurer (2001-present), Vice President, Fund Accounting (1994-2000),
DOB: 11/24/52        since 2006.                Phoenix Equity Planning Corporation. Vice President, Phoenix Investment Partners,
                                                Ltd. (2003-present). Senior Vice President, the Phoenix Funds Family(since 2006).
                                                Vice President, The Phoenix Edge Series Fund (1994-present), Treasurer, The Zweig
                                                Fund Inc. and The Zweig Total Return Fund Inc. (2003-present). Chief Financial
                                                Officer (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer (2005-2006),
                                                certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman   Senior Vice President      Senior Vice President, Asset Management Product Development, The Phoenix Companies,
DOB: 7/27/62         since 2004.                Inc. (since 2006). Senior Vice President, Asset Management Product Development,
                                                Phoenix Investment Partners, Ltd. (2005-present). Director and President, Phoenix
                                                Equity Planning Corporation (since 2006). Senior Vice President, Phoenix Investment
                                                Counsel, Inc. (since 2006). Director, DPCM Holdings, Inc., Duff & Phelps Investment
                                                Management Company and Pasadena Capital Corporation (since 2006). President, PXP
                                                Securities Corp. (2004-present). Senior Vice President, the Phoenix Funds Family
                                                (2004-present). Senior Vice President and Chief Administrative Officer, Phoenix
                                                Investment Partners, Ltd., (2003-2004). Senior Vice President and Chief
                                                Administrative Officer, Phoenix Equity Planning Corporation (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch         Vice President and         Chief Compliance Officer, Zweig-DiMenna Associates President and Chief Compliance
c/o Zweig-Dimenna    Chief Compliance Officer   Officer, certain Funds within the Phoenix Fund LLC (1989-present). Vice Complex
Associates, LLC      since 2004.                (2004-present). Vice President, The Zweig Total Return Fund, Inc. (2004-present).
900 Third Avenue                                Vice President, The Zweig Fund, Inc. (2004-present). President and Director of
New York, NY 10022                              Watermark Securities, Inc. (1991-present). Assistant Secretary of Gotham Advisors
DOB: 9/23/45                                    Inc. (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley   Chief Financial Officer    Vice President, Fund Administration, Phoenix Investment Partners, Ltd.
DOB: 3/2/72          and Treasurer since        (2004-present). Chief Financial Officer and Treasurer (2006-present) or Chief
                     2006.                      Financial Officer and Treasurer (2005-present), certain funds within the Phoenix
                                                Fund Family. Vice President, Chief Financial Officer, Treasurer and Principal
                                                Accounting Officer, The Phoenix Edge Series Fund (2006-present). Assistant
                                                Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager
                                                (2002-2004), Manager (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr        Vice President,            Vice President and Counsel, Phoenix Life Vice President, Counsel, Chief Legal
One American Row     Chief Legal Officer,       Officer and Secretary, the Phoenix Fund Insurance Company (2005-present). Family
Hartford, CT 06102   Counsel and Secretary      (2005-present). Compliance Officer of Investments and Counsel, Travelers Life &
DOB: 8/30/54         since 2005.                Annuity Company (January 2005-May 2005). Assistant General Counsel, The Hartford
                                                Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PHOLIOS(SM)
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                       INVESTMENT ADVISER
George R. Aylward                              Phoenix Investment Counsel, Inc.
E. Virgil Conway                               56 Prospect Street
Harry Dalzell-Payne                            Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                               PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                            Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                 One American Row
Geraldine M. McNamara                          Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                            TRANSFER AGENT
Ferdinand L.J. Verdonck                        Phoenix Equity Planning Corporation
                                               One American Row
                                               Hartford, CT 06103-2899

OFFICERS
George R. Aylward, President                   CUSTODIAN
Nancy G. Curtiss, Senior Vice President        State Street Bank and Trust Company
Francis G. Waltman, Senior Vice President      P.O. Box 5501
Marc Baltuch, Vice President and               Boston, MA 02206-5501
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   and Treasurer                               PricewaterhouseCoopers LLP
Kevin J. Carr, Vice President, Counsel,        125 High Street
   Secretary and Chief Legal Officer           Boston, MA 02110-1707

                                               HOW TO CONTACT US
                                               Mutual Fund Services                   1-800-243-1574
                                               Advisor Consulting Group               1-800-243-4361
                                               Telephone Orders                       1-800-367-5877
                                               Text Telephone                         1-800-243-1926
                                               Web site                             PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                       This page intentionally left blank.

                                                                   -------------
[LOGO]                                                               PRSRT STD
                                                                    U.S. POSTAGE
PHOENIX                                                                 PAID
                                                                   Lancaster, PA
Phoenix Equity Planning Corporation                                 Permit 1793
P.O. Box 150480                                                    -------------
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

PXP1802                                                                     9-07
BPD32731

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $60,000 for 2007 and $67,500 for 2006.

Audit-Related Fees
------------------

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2007 and $0 for 2006. This represents fees for the review of the registrants semi-annual report.

Tax Fees
--------
(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,000 for 2007 and $21,900 for 2006.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Phoenix PHOLIOs(SM) (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)   The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) Not  applicable  for 2007 and not  applicable for 2006

               (c) 100% for 2007 and 100% for 2006

               (d) Not  applicable  for 2007 and not  applicable for 2006

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $846,519 for 2007 and $877,027 for 2006.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Phoenix Pholios(SM)
              ------------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date     September 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date     September 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ W. Patrick Bradley
                         -------------------------------------------------------
                              W. Patrick Bradley,  Chief Financial Officer
                              and Treasurer (principal financial officer)

Date     September 24, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.